Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	S/ 917,554	S/ 957,178
Trade accounts receivable, net	1,078,582	834,632
Accounts receivable from related parties	27,745	20,817
Other accounts receivable, net	393,195	487,058
Inventories, net	346,783	488,326
Prepaid expenses	28,098	32,142
Total current assets	2,791,957	2,820,153
Non-current assets
Trade accounts receivable, net	723,869	683,306
Accounts receivable from related parties	542,392	643,897
Prepaid expenses	17,293	23,607
Other accounts receivable, net	285,730	201,360
Inventories, net	65,553
Investments in associates and joint ventures	14,916	31,173
Investment property, net	61,924	63,011
Property, plant and equipment, net	284,465	303,170
Intangible assets and goodwill, net	787,336	743,391
Right-of-use assets, net	50,207	47,717
Deferred tax asset	295,638	276,346
Total non-current assets	3,129,323	3,016,978
Total assets	5,921,280	5,837,131
Current liabilities
Borrowings	574,262	241,340
Bonds	77,100	69,838
Trade accounts payable	1,027,256	912,826
Accounts payable to related parties	53,488	51,004
Current income tax	69,652	94,958
Other accounts payable	705,442	754,981
Other provisions	132,926	155,545
Total current liabilities	2,640,126	2,280,492
Non-current liabilities
Borrowings	305,631	338,560
Bonds	792,813	1,191,084
Trade accounts payable	9,757
Other accounts payable	102,319	92,369
Accounts payable to related parties	27,293	50,712
Other provisions	569,027	329,497
Deferred tax liability	128,308	98,407
Total non-current liabilities	1,935,148	2,100,629
Total liabilities	4,575,274	4,381,121
Equity
Capital	1,196,980	871,918
Legal reserve	132,011	132,011
Voluntary reserve	29,974	29,974
Share Premium	1,142,092	1,131,574
Other reserves	(97,191)	(68,629)
Retained earnings	(1,342,362)	(893,803)
Equity attributable to controlling interest in the Company	1,061,504	1,203,045
Non-controlling interest	284,502	252,965
Total equity	1,346,006	1,456,010
Total liabilities and equity	S/ 5,921,280	S/ 5,837,131